Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE
21.	Earnings per share

The following is the summary of basic and diluted EPS for the years ended December 31, 2020 and 2019:

	2020	2019
Numerator
Net Income attributable to Tattooed Chef, Inc.	$67,249	$4,526
Denominator
Weighted average common shares outstanding	36,314	28,324
Effect of potentially dilutive securities related to Warrants	3,589	-
Weighted average diluted shares outstanding	39,903	28,324

Earnings per share
Basic	$1.85	$0.16
Diluted	$1.69	$0.16

The following have been excluded from the calculation of diluted earnings per share as the effect of including them would have been anti-dilutive for the years ended December 31, 2020 and 2019:

	2020	2019
Warrants	11,278	—-
Stock options	756	—-
Restricted stock awards	500	—-

Total	12,534	—-